Commitments and Contingencies - Other ongoing lawsuits and tax investigations (Detail) - TRY (₺) ₺ in Thousands		1 Months Ended
	Jan. 29, 2021	Nov. 30, 2019	Dec. 31, 2024	Dec. 31, 2023
Arbitration related to frequency license
Disclosure of commitments and contingencies [line items]
Amount paid with reservation of right to take legal action	₺ 13,465	₺ 128,429
Ongoing investigations and lawsuits
Disclosure of commitments and contingencies [line items]
Provisions			₺ 249,519	₺ 379,519